Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
June 30, 2022

Dates Covered
Collections Period	06/01/22 - 06/30/22
Interest Accrual Period	06/15/22 - 07/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/22	784,163,957.94	34,012
Yield Supplement Overcollateralization Amount 05/31/22	27,704,245.43	0
Receivables Balance 05/31/22	811,868,203.37	34,012
Principal Payments	29,398,655.59	698
Defaulted Receivables	832,682.97	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/22	26,294,785.93	0
Pool Balance at 06/30/22	755,342,078.88	33,285

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.06%
Prepayment ABS Speed	1.74%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	5,867,258.13	226
Past Due 61-90 days	1,930,077.82	73
Past Due 91-120 days	358,589.97	13
Past Due 121+ days	0.00	0
Total	8,155,925.92	312

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.04%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	374,900.27
Aggregate Net Losses/(Gains) - June 2022	457,782.70
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.68%
Prior Net Losses/(Gains) Ratio	-0.02%
Second Prior Net Losses/(Gains) Ratio	0.22%
Third Prior Net Losses/(Gains) Ratio	0.12%
Four Month Average	0.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.07%

Overcollateralization Target Amount	8,686,433.91
Actual Overcollateralization	8,686,433.91
Weighted Average Contract Rate	4.22%
Weighted Average Contract Rate, Yield Adjusted	5.92%
Weighted Average Remaining Term	56.77

Flow of Funds	$ Amount
Collections	32,614,495.38
Investment Earnings on Cash Accounts	2,687.49
Servicing Fee	(676,556.84)
Transfer to Collection Account	-
Available Funds	31,940,626.03

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	855,435.88
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	5,873,993.54
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,930,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,686,433.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,512,905.20

Total Distributions of Available Funds	31,940,626.03

Servicing Fee	676,556.84
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 06/15/22	775,146,072.42
Principal Paid	28,490,427.45
Note Balance @ 07/15/22	746,655,644.97

Class A-1
Note Balance @ 06/15/22	42,636,072.42
Principal Paid	28,490,427.45
Note Balance @ 07/15/22	14,145,644.97
Note Factor @ 07/15/22	7.2915696%

Class A-2
Note Balance @ 06/15/22	305,780,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	305,780,000.00
Note Factor @ 07/15/22	100.0000000%

Class A-3
Note Balance @ 06/15/22	305,780,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	305,780,000.00
Note Factor @ 07/15/22	100.0000000%

Class A-4
Note Balance @ 06/15/22	79,150,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	79,150,000.00
Note Factor @ 07/15/22	100.0000000%

Class B
Note Balance @ 06/15/22	27,870,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	27,870,000.00
Note Factor @ 07/15/22	100.0000000%

Class C
Note Balance @ 06/15/22	13,930,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	13,930,000.00
Note Factor @ 07/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	937,293.38
Total Principal Paid	28,490,427.45
Total Paid	29,427,720.83

Class A-1
Coupon	0.39629%
Interest Paid	14,080.21
Principal Paid	28,490,427.45
Total Paid to A-1 Holders	28,504,507.66

Class A-2
Coupon	1.15000%
Interest Paid	293,039.17
Principal Paid	0.00
Total Paid to A-2 Holders	293,039.17

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0116387
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.7502644
Total Distribution Amount	31.7619031

A-1 Interest Distribution Amount	0.0725784
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	146.8578735
Total A-1 Distribution Amount	146.9304519

A-2 Interest Distribution Amount	0.9583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.9583333

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	206.17
Noteholders' Third Priority Principal Distributable Amount	488.94
Noteholders' Principal Distributable Amount	304.89

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/22	2,322,098.97
Investment Earnings	1,986.36
Investment Earnings Paid	(1,986.36)
Deposit/(Withdrawal)	-
Balance as of 07/15/22	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,000,698.58	$3,466,288.89	$3,568,693.91
Number of Extensions	128	105	109
Ratio of extensions to Beginning of Period Receivables Balance	0.49%	0.41%	0.41%